Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Leased Assets [Line Items]
Lease Expense	$ 4,820	$ 4,574	$ 4,261
Operating Lease Payments	3,642	3,502	$ 3,226
Operating lease right of use assets	8,149	$ 5,616
Operating lease liabilities accrued current	3,204
Operating lease liabilitites long term	$ 4,908
Other Noncurrent Liabilities [Member]
Operating Leased Assets [Line Items]
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Accounting Standards Update 2016-02 [Member]
Operating Leased Assets [Line Items]
Operating lease right of use assets	$ 8,149	$ 5,616
Operating lease weighted average remaining lease term	3 years 1 month 20 days	2 years 5 months 4 days
Operating lease weighted average discount rate	2.38%	3.65%
Accounting Standards Update 2016-02 [Member] | Other Current Liabilities [Member]
Operating Leased Assets [Line Items]
Operating lease liabilities accrued current	$ 3,204	$ 2,899
Accounting Standards Update 2016-02 [Member] | Other Noncurrent Liabilities [Member]
Operating Leased Assets [Line Items]
Operating lease liabilitites long term	$ 4,908	$ 2,987